Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Schedule of related party transactions

a.    Revenue from Related Parties

	Years Ended December 31
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
One-time commissions
Hehui	1,402,126	—	—	—
Funds managed by Jupai Group	422,822,521	739,471,960	521,493,884	75,848,139
Investees of shareholder of the Company	599,344	429,483	2,821,409	410,357
Total one-time commissions	424,823,991	739,901,443	524,315,293	76,258,496
Recurring management fee
Funds managed by Jupai Group	261,480,460	365,045,532	436,947,202	63,551,335
Total recurring management fee	261,480,460	365,045,532	436,947,202	63,551,335
Recurring service fee
Hehui	3,172,140	—	—	—
Funds managed by Jupai Group	7,006,066	10,081,396	1,256,411	182,737
Investees of shareholder of the Company	2,632,178	—	—	—
Total recurring service fee	12,810,384	10,081,396	1,256,411	182,737
Other service fee
Funds managed by Jupai Group	17,015,845	117,757,338	28,301,887	4,116,339
Total other service fee	17,015,845	117,757,338	28,301,887	4,116,339
Total revenue from related parties	716,130,680	1,232,785,709	990,820,793	144,108,907

b.    Loan to Related Parties

	As of December 31,
	2017	Origination	Collection	2018
	RMB	RMB	RMB	RMB
Loan to noncontrolling interest shareholder	—	54,000,000	(16,683,734)	37,316,266
Loan to funds managed by Jupai Group (1)	33,000,000	607,167,166	(606,167,166)	34,000,000
Total loan to related parties	33,000,000	661,167,166	(622,850,900)	71,316,266

(1) The loans to investee funds of Jupai Group represents the short-term loan to the private equity funds those the Group serves as general partner.

c.    Amounts due from Related Parties

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Funds managed by Jupai Group	268,760,059	210,587,355	30,628,660
Investees of shareholder of the Company	—	54,426	7,916
Loan to noncontrolling interest shareholder	—	37,316,266	5,427,426
Total amounts due from related parties	268,760,059	247,958,047	36,064,002

d.    Deferred Revenue from Related Parties

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Funds managed by Jupai Group	234,464,105	133,817,091	19,462,888
Total deferred revenue	234,464,105	133,817,091	19,462,888

e.    Amounts due to Related Parties

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Funds managed by Jupai Group	25,142,250	29,105,111	4,233,163
Investees of shareholder of the Company	2,152,563	2,000,000	290,888
Total amounts due to related parties	27,294,813	31,105,111	4,524,051